Employee benefit obligations - Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined contribution plans expense	$ 21	$ 19	$ 17
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate Of Contributions Expected To Be Paid To Defined Contribution Plan	$ 21	$ 18